Goodwill and Intangibles Level 4 (Details) - Schedule of Intangible Assets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 228	$ 228
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(120)	(107)
Intangible Assets, Net (Excluding Goodwill)	91	104
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	110	110
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(65)	(58)
Intangible Assets, Net (Excluding Goodwill)	45	52
Customer Lists and Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	93	93
Impairment of Intangible Assets, Finite-lived	(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization	(49)	(44)
Intangible Assets, Net (Excluding Goodwill)	27	32
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	25	25
Impairment of Intangible Assets, Finite-lived	0	0
Finite-Lived Intangible Assets, Accumulated Amortization	(6)	(5)
Intangible Assets, Net (Excluding Goodwill)	$ 19	$ 20